Accruals and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accruals and Other Liabilities
Payables for purchase of property, plant and equipment	¥ 4,172,758		¥ 1,458,767
Payable for R&D expenses	1,814,746		887,593
Salaries and benefits payable	1,525,366		972,333
Current portion of deferred revenue/income	1,273,779		746,453
Payables for marketing events	1,075,693		855,984
Accrued expenses	857,639		497,381
Advance from customers	833,779		638,147
Accrued costs of purchase commitments	792,786
Warranty liabilities	669,793		518,426
Payables for traveling expenses of employees	44,942		26,212
Interest payables	32,271		41,147
Current portion of finance lease liabilities	30,609		27,815
Derivative Liabilities	16,435
Current portion of deferred construction allowance	13,307		32,254
Payable to employees for options exercised	792		151,158
Other payables	499,667		347,974
Total	¥ 13,654,362	$ 1,979,700	¥ 7,201,644